TURNER FUNDS

Turner Spectrum Fund

Institutional Class

Investor Class

Supplement dated December 14, 2010

to the Prospectus dated January 31, 2010, as supplemented May 25, 2010, June 11, 2010 and September 13, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.  CAPITALIZED TERMS USED IN THIS SUPPLEMENT AND NOT OTHERWISE DEFINED SHALL HAVE THE MEANING GIVEN TO THEM IN THE PROSPECTUS.

Effective January 1, 2011, Turner Spectrum Fund is adding Global Resources and Infrastructure as an Investment Strategy. Additionally, references to the addition of the Titan Strategy becoming effective on October 1, 2010, are deleted since that date has now passed.

In accordance with these changes, the following changes are made to the Prospectus.

The first three paragraphs under the heading “Principal Strategy” on page 35 of the Prospectus are deleted in their entirety and replaced with the following:

“The Fund seeks to achieve its investment objective by allocating its assets to various investment strategies (“Investment Strategies”), each managed by a separate portfolio management team at the Adviser.

The Fund invests its assets utilizing the following seven Investment Strategies: (1) Global Consumer; (2) Long/Short Equity; (3) Global Financial Services; (4) Global Medical Sciences; (5) Select Opportunities; (6) Market Neutral; and (7) Titan. Although the weightings of each Investment Strategy will vary, it is the Adviser’s current intention to attempt to rebalance its investment portfolio annually as of each December 31st to allocate approximately 14.3% of its assets to each Investment Strategy.

Effective January 1, 2011, the Fund will add an eighth Investment Strategy, the Global Resources and Infrastructure Strategy. As of this date, it is the Adviser’s intention to attempt to rebalance its investment portfolio annually as of each December 31st to allocate approximately 12.5% of its assets to each Investment Strategy.”

The following paragraph is added under the first full paragraph on page 36:

“Effective January 1, 2011, the Fund will utilize the Global Resources and Infrastructure Strategy.  The Global Resources and Infrastructure Strategy invests in stocks of companies in the resource and infrastructure industries using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  Security selection is not based on company size, but rather on an assessment of a company’s prospects. The Global Resources and Infrastructure Strategy’s holdings generally may range from small companies with over $100 million in market capitalization at the time of purchase to larger, established firms in areas such as energy, industrials, and natural resources. The Global Resources and Infrastructure Strategy typically holds between 25 and 125 securities long and between 15 and 100 securities short, with a typical allocation resulting in a net long exposure, although there can be no assurance that will be the case.”

The following paragraphs are added after the fifth paragraph under the heading “Principal Risks” on page 36 of the Prospectus:

“Effective January 1, 2011, the Fund is subject to the risks associated with resource-related companies.  Companies in the natural resource sector may be significantly impacted by worldwide energy prices, limits on exploration and changes to production spending.  These companies are also affected by governmental regulation, world events and global economic conditions.  Companies in the natural resource sector can also be adversely affected by volatility in the commodities markets, changes in exchange rates, imposition of import controls and increased competition.  Additional risks for companies in the natural resource sector may arise from depletion of resources, labor strife or the rise of new technologies.  Finally, companies in the natural resource sector may be adversely affected by changes to environmental laws and regulations and may be at risk for environmental damage claims.

Effective January 1, 2011, the Fund is subject to the risks associated with infrastructure-related companies. Many infrastructure companies are subject to governmental oversight and regulation. This oversight and regulation often imposes earnings caps on the companies and requires increases in the companies’ rates to be approved by an oversight agency. Most infrastructure projects are also highly leveraged and can be significantly impacted by changes in interest rates or the availability of debt financing.  Additionally, infrastructure companies may subject themselves to foreign exchange risk by seeking debt financing in currencies other than their own. Finally, the growth in planned infrastructure development has led to a shortage of qualified project managers and firms.  This shortage may cause the Fund to invest in companies with less experienced managers than would otherwise be the case.”

The following paragraph is added after the third paragraph under the heading “Portfolio Managers” on page 37 of the Prospectus:

“The Global Resources and Infrastructure Strategy will be managed by the Global Resources and Infrastructure team led by Donald W. Smith, CFA.  Mr. Smith joined Turner in 2003.”

Effective January 1, 2011, the first paragraph and table beneath the first paragraph under the heading “TURNER SPECTRUM FUND — Fund Strategy” on page 42 of the Prospectus is deleted in its entirety and replaced with the following:

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“The Spectrum Fund seeks capital appreciation through allocating its assets to various investment strategies (“Investment Strategies”), each managed by a separate portfolio management team at the Adviser. This is a non-fundamental policy that can be changed without shareholder approval.

The Fund invests its assets utilizing the following eight Investment Strategies: (1) Global Consumer; (2) Long/Short Equity; (3) Global Financial Services; (4) Global Medical Sciences; (5) Select Opportunities; (6) Market Neutral; (7) Titan; and (8) Global Resources and Infrastructure. The Adviser may add, remove or change an Investment Strategy at any time in its sole discretion. The Fund is not required to maintain allocations to each Investment Strategy in any proportion and the relative allocations will vary based upon the performance of each Investment Strategy or due to other circumstances including, without limitation, capacity and liquidity restraints. Cash flows due to investments and redemptions may be allocated among the Investment Strategies in any manner, as determined by the Adviser in its sole discretion. Although the weightings of each Investment Strategy will vary, it is the Adviser’s current intention to attempt to rebalance its investment portfolio annually as of each December 31st to approximately the following equal weightings:

Turner Global Consumer Strategy 12.5%

Turner Long/Short Equity Strategy 12.5%

Turner Global Financial Services Strategy 12.5%

Turner Global Medical Sciences Strategy 12.5%

Turner Select Opportunities Strategy 12.5%

Turner Market Neutral Strategy 12.5%

Turner Titan Strategy 12.5%

Turner Global Resources and Infrastructure Strategy 12.5%”

Effective January 1, 2011, the following is added to the end of the first full paragraph on page 47 of the Prospectus:

“The Global Resources and Infrastructure Strategy is managed by the Global Resources and Infrastructure team led by Donald W. Smith, CFA.”

Effective January 1, 2011, the following paragraph is added to the descriptions of portfolio managers on pages 47 and 48 of the Prospectus:

“Donald W. Smith, CFA, Portfolio Manager/Security Analyst, is lead manager of the Global Resources and Infrastructure Strategy in the Spectrum Fund.  Mr. Smith joined Turner in 2003. Prior to 2003, he was an Equity Analyst at Delaware Investment Advisors. He has 13 years investment experience.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

(TUR-F-30-23)

TURNER FUNDS

Turner Spectrum Fund

Institutional Class

Investor Class

Supplement dated December 14, 2010

to the Statement of Additional Information (“SAI”) dated January 31, 2010, as supplemented May 25, 2010, June 11, 2010 and September 13, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.  CAPITALIZED TERMS USED IN THIS SUPPLEMENT AND NOT OTHERWISE DEFINED SHALL HAVE THE MEANING GIVEN TO THEM IN THE SAI.

Effective January 1, 2011, Turner Spectrum Fund is adding Global Resources and Infrastructure as an Investment Strategy.

In accordance with this change, effective January 1, 2011, the following changes are made to the SAI.

The first paragraph and table beneath the paragraph with the heading “Turner Spectrum Fund” on page 7 of the SAI is deleted in its entirety and replaced with the following:

“The Fund invests its assets utilizing the following eight Investment Strategies: (1) Global Consumer; (2) Long/Short Equity; (3) Global Financial Services; (4) Global Medical Sciences; (5) Select Opportunities; (6) Market Neutral; (7) Titan; and (8) Global Resources and Infrastructure. The Adviser may add, remove or change an Investment Strategy at any time in its sole discretion. The Fund is not required to maintain allocations to each Investment Strategy in any proportion and the relative allocations will vary based upon the performance of each Investment Strategy or due to other circumstances including, without limitation, capacity and liquidity restraints. Cash flows due to investments and redemptions may be allocated among the Investment Strategies in any manner, as determined by the Adviser in its sole discretion. Although the weightings of each Investment Strategy will vary, it is the Adviser’s current intention to attempt to rebalance its investment portfolio annually as of each December 31st to approximately the following equal weightings:

Turner Global Consumer Strategy 12.5%

Turner Long/Short Equity Strategy 12.5%

Turner Global Financial Services Strategy 12.5%

Turner Global Medical Sciences Strategy 12.5%

Turner Select Opportunities Strategy 12.5%

Turner Market Neutral Strategy 12.5%

Turner Titan Strategy 12.5%

Turner Global Resources and Infrastructure Strategy 12.5%”

The following paragraph is added after the second full paragraph on page 9 of the SAI, immediately before the heading “General Investment Policies”:

“The Global Resources and Infrastructure Strategy invests in stocks of companies in the resource and infrastructure industries using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  Security selection is not based on company size, but rather on an assessment of a company’s prospects. The Global Resources and Infrastructure Strategy’s holdings generally may range from small companies with over $100 million in market capitalization at the time of purchase to larger, established firms in areas such as energy, industrials, and natural resources. The Global Resources and Infrastructure Strategy typically holds between 25 and 125 securities long and between 15 and 100 securities short, with a typical allocation resulting in a net long exposure, although there can be no assurance that will be the case.”

The following information is added under the “Portfolio Managers — Other Accounts Managed by the Portfolio Managers” section on page 53 of the SAI:

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	category			Registered
(a)(1) Portfolio Manager’s	(A)	(B) Other		Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Donald W. Smith (Lead Manager, Global Resources and Infrastructure Strategy)	2 Accounts $3 million	12 Accounts $13 million	14 Accounts $729 million	NONE	$0	2 Accounts	$2 million	1 Account	$40 million

The following information is added under the “Spectrum Fund” sub-heading of the “Portfolio Managers —Portfolio Manager’s Ownership of Securities in the Fund” section on page 55 of the SAI:

Dollar Range of equity securities in the
Fund beneficially owned by the
Name of Portfolio Manager	Portfolio Manager
Donald W. Smith	none

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

(TUR - SAIS-13-04)

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